PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

Prepaid expense for bandwidth and servers (i)	6,200	2,268	350
Prepaid marketing and consulting fee in connection with the cloud infrastructure	22,500	—	—
Income tax receivable	—	5,785	893
Staff field advances	5,472	5,817	898
Other deposit and receivables	21,202	17,690	2,732

	55,374	31,560	4,873

(i)

Prepaid expense for bandwidth and servers represents the unamortized portion of prepaid payments made to the Company’s telecom operators and certain technology companies, who provide the Company with access to bandwidth and network servers.